Operating Leases - Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets
2015	$ 172,591
2016	132,359
2017	66,237
2018	52,205
2019	13,172
Later years	37,567
Ships and containers
Operating Leased Assets
2015	149,975
2016	112,765
2017	48,164
2018	38,260
2019	4,878
Later years	7,718
Other
Operating Leased Assets
2015	22,616
2016	19,594
2017	18,073
2018	13,945
2019	8,294
Later years	$ 29,849